Basic and Diluted Pro Forma Per Common Share (Parenthetical) (Detail) (Maximum)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Components Of Basic And Diluted Earning Per Share [Line Items]
Warrants Exercise purchase, common stock	27,848	54,576
Series A Convertible Preferred Stock
Components Of Basic And Diluted Earning Per Share [Line Items]
Warrants Exercise purchase, common stock		331,616